Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
Schedule of Deferred Tax Liabilities and Assets	Significant components of the Company’s deferred tax liabilities and assets are as follows:
	December 31,
	2025	2024
Net operating loss carry-forward (1)	$4,991	$6,180
Net capital loss carry-forward (1)	6,840	6,840
Allowances and provisions	277	202
Intangible assets, net	310	(124)

	12,418	13,098

Valuation allowance (2)	$(11,168)	$(12,098)

Net deferred tax Assets	$1,250	$1,000

(1)	See Note 14b.

(2)

Up and until December 31, 2023, the Company has provided full valuation allowances on deferred tax assets that result from tax loss carry forward and other reserves and allowances due to its history of operating and capital losses and uncertainty about the ability to realize these deferred tax assets in the future.

In the year 2024, the Company recognized a deferred tax asset for the first time in recent years in the amount of $1,000, resulting from the possibility of utilizing losses carried forward in one of the group companies. In the year 2025, the Company increased the deferred tax asset by an additional $250. The total deferred tax asset was recorded in the amount of $1,250, which is expected to be utilized in 2025-2027.

Schedule of Taxes on Income (tax benefit)	Taxes on income (tax benefit) are comprised as follows:
	Year ended December 31,
	2025	2024	2023

Current	$137	-	$4
Deferred	(250)	(1,000)
Other	-	-	-

	$(113)	(1,000)	$4

Domestic	$(141)	(1,000)	$-
Foreign	28	-	4

	$(113)	(1,000)	$4

Schedule of Income (loss) Before Taxes on Income	Income (loss) before taxes on income is comprised as follows:
	Year ended December 31,
	2025	2024	2023

Domestic	$3,433	1,321	$1,990
Foreign	65	(21)	19

	$3,498	1,300	$2,009

Schedule of Reconciliation Effective Income Tax Rate

The following table presents the reconciliation between the Company’s theoretical income tax and effective income tax for the year ended December 31, 2025, after the adoption of ASU 2023-09:

	2025
	Amount	Percent

Income before taxes	3,498	$100%

Israel Statutory Tax rate	805	$23%
Change in Valuation allowance	(930)	$(27)%
Previous years' taxes	21	$1%
Other	(9)	$(1)%

	(113)	$(3)%